SUBSEQUENT EVENT	12 Months Ended
Apr. 30, 2013
SUBSEQUENT EVENT

NOTE 29. SUBSEQUENT EVENT

On April 17, 2013, we entered into a settlement agreement (the “Settlement Agreement”) with IAHGames, IAHGames’ management, and MCIL. Pursuant to the terms of the Settlement Agreement, either IAHGames or IAHGames’ management is to pay us $2,258 thousand, which includes interest, to fulfill IAHGames’ obligation under the Spring Asia Share Purchase Agreement executed in July 2012. In addition, pursuant to the terms of the Settlement Agreement, MCIL is to purchase all of our remaining shares in IAHGames for $1,000 thousand, pursuant to MCIL’s April 15, 2013 exercise of a call option which was included within the IAH Share Purchase Agreement executed in July 2012. The payment date for the transactions outlined in the Settlement Agreement was agreed by the parties to occur in early May 2013.